General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Professional fees	$ 1,758	$ 1,432	$ 1,500
Salary and related expenses	808	766	716
Share-based payment	716	675	1,984
Director fees	239	241	239
Insurance expenses	196	300	557
Office maintenance	135	129	102
Depreciation	117	115	104
Travel abroad	104	100	105
Fundraising expenses		260
Others	112	45	68
Total	$ 4,185	$ 4,063	$ 5,375